T. ROWE PRICE OVERSEAS STOCK FUND
January 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 4.1%
Common Stocks 4.1%
Australia & New Zealand Banking Group	5,326,988	90,678
BHP Group	1,161,994	29,798
Challenger	12,861,918	76,147
CSL	319,593	65,730
IGO	17,961,817	72,543
Macquarie Group	1,300,798	124,291
Rio Tinto	657,322	42,652
Scentre Group	22,489,444	57,704
South32	30,393,938	52,153
Telstra	9,708,382	24,756
Worley	8,156,433	81,528
Total Australia (Cost $665,792)		717,980

AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank	1,106,388	40,624
Total Austria (Cost $36,201)		40,624

BELGIUM 0.6%
Common Stocks 0.6%
Umicore (1)	2,165,055	99,687
Total Belgium (Cost $65,506)		99,687

BRAZIL 0.1%
Common Stocks 0.1%
XP, Class A (USD) (2)	473,326	18,999

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Total Brazil (Cost $12,780)		18,999

CANADA 3.2%
Common Stocks 3.2%
Element Fleet Management	13,328,704	128,009
Magna International (USD)	2,507,000	127,080
National Bank of Canada	2,301,900	127,723
Sun Life Financial (1)	3,573,674	168,017
Total Canada (Cost $442,751)		550,829

CHILE 0.5%
Common Stocks 0.5%
Antofagasta (GBP)	7,434,171	80,302
Total Chile (Cost $89,240)		80,302

CHINA 3.2%
Common Stocks 3.2%
Alibaba Group Holding, ADR (USD) (2)	561,585	116,018
Baidu, ADR (USD) (2)	327,600	40,478
Beijing Enterprises Holdings (HKD)	11,240,000	49,146
JOYY, ADR (USD) (2)	967,070	58,537
PICC Property & Casualty, H Shares (HKD)	103,842,000	111,054
Ping An Insurance Group, H Shares (HKD)	8,687,000	98,231
Tencent Holdings (HKD)	1,598,900	76,252
Total China (Cost $440,928)		549,716

DENMARK 1.3%
Common Stocks 1.3%
Ascendis Pharma, ADR (USD) (2)	244,913	33,088
Danske Bank	4,077,555	68,068
GN Store Nord	1,410,383	69,955
Novo Nordisk, B Shares	953,107	58,017

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Total Denmark (Cost $229,065)		229,128

FINLAND 1.0%

Common Stocks 1.0%
Sampo, A Shares	1,409,681	63,813
Stora Enso, R Shares	7,980,420	103,590
Total Finland (Cost $144,415)		167,403

FRANCE 9.0%

Common Stocks 9.0%
Air Liquide	834,819	120,706
AXA	9,122,192	242,574
BNP Paribas	2,966,771	157,440
Engie	9,839,546	169,372
Eutelsat Communications	3,298,911	49,445
Ipsen	624,265	46,327
Kering	178,042	108,787
L'Oreal	560,628	155,937
Legrand	914,143	73,142
Sanofi	1,907,551	183,962
TOTAL	4,336,174	211,132
Unibail-Rodamco-Westfield	365,647	49,681
Total France (Cost $1,518,535)		1,568,505

GERMANY 8.7%

Common Stocks 8.7%
BASF	1,449,220	97,818
Bayer	2,841,380	228,037
Commerzbank	2,951,234	16,936
Covestro	1,358,591	57,255
Deutsche Wohnen	1,592,972	67,399
Evotec (1)(2)	1,519,723	40,728
Fresenius	2,557,307	130,577

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Knorr-Bremse	600,297	65,483
Munich Re	708,118	208,783
Siemens	2,444,586	301,512
Siemens Healthineers	2,159,188	101,472
Stroeer	740,739	58,794
Telefonica Deutschland Holding	25,198,074	76,267
Zalando (2)	1,458,410	69,829
Total Germany (Cost $1,601,773)		1,520,890

HONG KONG 1.3%
Common Stocks 1.3%
AIA Group	7,936,200	78,640
CK Hutchison Holdings	12,092,524	106,846
Samsonite International	24,018,600	44,851
Total Hong Kong (Cost $249,385)		230,337

IRELAND 0.5%
Common Stocks 0.5%
DCC (GBP)	1,062,851	85,816
Total Ireland (Cost $60,159)		85,816

ITALY 1.6%
Common Stocks 1.6%
Intesa Sanpaolo	27,936,212	69,380
Moncler	2,473,421	106,462
Prysmian	3,371,256	74,782
Telecom Italia	71,185,607	37,427
Total Italy (Cost $298,486)		288,051

JAPAN 21.8%
Common Stocks 21.8%
Aisin Seiki	1,420,400	47,285

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Asahi Kasei	10,179,700	104,121
Astellas Pharma	15,288,300	270,146
Central Japan Railway	435,000	85,383
CyberAgent (1)	1,835,200	73,131
Electric Power Development	3,088,800	69,656
Hamamatsu Photonics	1,723,800	72,884
Honda Motor	1,751,700	44,800
Kirin Holdings	2,638,700	57,953
Mitsubishi	4,257,500	109,144
Mitsubishi Electric	12,392,000	171,817
Mitsubishi UFJ Financial Group	23,617,100	121,265
Mitsubishi UFJ Lease & Finance	9,349,500	58,562
Mitsui Fudosan	5,467,200	144,802
Murata Manufacturing	1,502,000	85,035
Nippon Telegraph & Telephone	12,088,800	308,229
Omron	1,347,100	77,142
Otsuka Holdings	2,367,000	105,155
Panasonic	8,512,000	84,592
Pola Orbis Holdings	1,173,300	25,419
Recruit Holdings	3,228,100	125,819
Renesas Electronics (2)	5,576,100	35,081
Seven & i Holdings	3,242,300	124,321
SMC	158,800	68,549
SoftBank Group	1,433,400	57,873
Sony	1,382,100	96,646
Stanley Electric	2,627,600	67,674
Sumitomo	10,661,800	158,591
Sumitomo Mitsui Trust Holdings	2,023,331	74,600
Sumitomo Rubber Industries	3,046,700	33,475
Suzuki Motor	1,855,200	84,886
Takeda Pharmaceutical, ADR (USD)	2,142,402	41,198
TechnoPro Holdings	701,300	46,438
THK	3,156,300	78,690
Tokio Marine Holdings	2,911,400	158,034
Tokyo Electron	488,100	107,356
Tosoh	1,022,600	14,424

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Toyota Motor	3,070,200	213,464
Welcia Holdings	810,400	44,502
Z Holdings	12,908,100	51,270
Total Japan (Cost $3,180,350)		3,799,412

NETHERLANDS 4.6%
Common Stocks 4.6%
ABN AMRO Bank, CVA	5,010,100	87,203
ASML Holding	544,945	152,932
ING Groep	11,614,963	126,107
Koninklijke Philips	6,162,722	282,238
NXP Semiconductors (USD)	1,259,200	159,742
Total Netherlands (Cost $693,856)		808,222

NORWAY 2.1%
Common Stocks 2.1%
DNB	8,326,691	145,572
Equinor	6,563,985	118,464
Storebrand	12,936,575	99,389
Total Norway (Cost $361,708)		363,425

SINGAPORE 1.5%
Common Stocks 1.5%
DBS Group Holdings	4,032,300	74,279
United Overseas Bank	5,813,000	108,425
Wilmar International	27,884,600	79,404
Total Singapore (Cost $222,327)		262,108

SOUTH KOREA 1.8%
Common Stocks 1.8%
KT	1,746,904	36,971
NAVER	337,075	50,268

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Samsung Electronics	5,035,894	233,328
Total South Korea (Cost $222,082)		320,567

SWEDEN 2.3%
Common Stocks 2.3%
Autoliv, SDR	884,818	68,500
Elekta, B Shares (1)	5,543,616	63,496
LM Ericsson, B Shares	16,959,080	133,340
Svenska Handelsbanken, A Shares	13,247,042	129,784
Total Sweden (Cost $459,380)		395,120

SWITZERLAND 9.1%
Common Stocks 9.1%
ABB	5,611,881	130,655
Alcon (2)	733,442	43,330
GAM Holding (1)(2)	2,625,032	8,102
Nestle	5,034,254	555,242
Novartis	3,633,659	343,265
Roche Holding	1,085,505	364,153
Zurich Insurance Group	334,550	138,878
Total Switzerland (Cost $1,222,857)		1,583,625

TAIWAN 1.9%
Common Stocks 1.9%
Largan Precision	450,000	69,897
Taiwan Semiconductor Manufacturing	24,679,089	254,546
Total Taiwan (Cost $149,033)		324,443

UNITED KINGDOM 16.2%
Common Stocks 16.2%
Amcor, CDI (AUD)	6,468,365	67,973
ASOS (2)	1,871,674	75,712

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Aviva	14,681,460	76,938
Barclays, ADR (USD) (1)	2,000,004	17,600
BHP Group	4,626,344	100,700
Burberry Group	3,206,515	82,216
Close Brothers Group	929,829	17,358
Compass Group	3,927,832	97,105
Diageo	3,564,371	140,946
Direct Line Insurance Group	20,706,936	92,226
GlaxoSmithKline, ADR (USD)	3,863,713	180,822
Great Portland Estates	6,494,937	79,824
Johnson Matthey	2,918,672	100,070
Kingfisher	31,129,065	83,574
Lloyds Banking Group	155,582,574	116,148
Meggitt	18,242,132	162,283
Melrose Industries	39,178,692	120,070
National Grid	8,297,202	110,242
Persimmon	2,610,429	105,091
Prudential	4,525,531	80,466
Royal Dutch Shell, Class B, ADR (USD) (1)	2,648,552	141,115
RSA Insurance Group	8,726,097	63,310
Standard Chartered	8,719,835	72,509
Unilever	6,339,924	378,185
Vodafone Group, ADR (USD) (1)	7,450,994	146,114
WPP	9,264,054	115,185
Total United Kingdom (Cost $2,969,130)		2,823,782

UNITED STATES 0.7%

Common Stocks 0.7%
Broadcom	420,500	128,320
Total United States (Cost $16,194)		128,320

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 1.57% (3)(4)	372,818,798	372,819
Total Short-Term Investments (Cost $372,819)		372,819

SECURITIES LENDING COLLATERAL 1.2%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1.2%
Short-Term Funds 1.2%
T. Rowe Price Short-Term Fund, 1.75% (3)(4)	20,193,692	201,937
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		201,937
Total Securities Lending Collateral (Cost $201,937)		201,937

Total Investments in Securities 100.6%
(Cost $15,926,689)		$17,532,047
Other Assets Less Liabilities (0.6)%		(110,605)
Net Assets 100.0%		$17,421,442

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	All or a portion of this security is on loan at January 31, 2020.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
AUD	Australian Dollar
CDI	CHESS or CREST Depositary Interest
CVA	Dutch Certificate (Certificaten Van Aandelen)
GBP	British Pound
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipts
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$1,758
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1,758+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	1/31/20
T. Rowe Price Government
Reserve Fund	$570,228		¤	¤	$372,819
T. Rowe Price Short-Term
Fund	81,322		¤	¤	201,937
					$574,756^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $1,758 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $574,756.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Overseas Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE OVERSEAS STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE OVERSEAS STOCK FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,209,111	$ 15,748,180	$ —	$ 16,957,291
Short-Term Investments	372,819	—	—	372,819
Securities Lending Collateral	201,937	—	—	201,937
Total	$1,783,867	$ 15,748,180	$ —	$ 17,532,047